Income Tax Expense	12 Months Ended
Jun. 30, 2024
Statement [LineItems]
Income Tax Expense
NOTE 6. INCOME TAX EXPENSE

	Consolidated
	June 30, 2024	June 30, 2023	June 30, 2022
	A$	A$	A$
Current tax
Current tax on profits for the fiscal year	—	—	34

Total current tax expense	—	—	34

Deferred income tax
Decrease in deferred tax assets	(1,730,865)	(2,326,468)	244,144
Decrease in deferred tax liabilities	1,730,865	2,326,468	(244,144)

Total deferred tax (benefit)/expense	—	—	—

Income tax expense	—	—	34

	Consolidated
	June 30, 2024	June 30, 2023	June 30, 2022
	A$	A$	A$
Numerical reconciliation of income tax expense to prima facie tax expense
Loss before income tax expense	(42,716,625)	(39,896,348)	(32,210,792)
Tax at the Australian tax rate of 25% (2023 & 2022:25%)	(10,679,156)	(9,974,087)	(8,052,698)
Tax effect amounts which are not deductible/(taxable) in calculating taxable income:
Non-deductible share-based payments	449,072	500,393	371,710
Other non-deductible expenses	31,997	332,523	1,485,059
Non-assessable income	(930,697)	(828,500)	(783,318)
Deductible capital listing fee	(834,683)	(507,561)	(368,398)
Adjustment of current tax for prior period	—	—	148,303
Difference in overseas tax rates*	6,542,761	5,442,226	4,118,372

	(5,420,706)	(5,035,006)	(3,080,970)
Net adjustment to deferred tax assets and liabilities for tax losses and temporary differences not recognized	5,420,706	5,035,006	3,080,936

Income tax expense**	—	—	(34)

*	Difference in overseas tax rate is largely as a result of the corporate income tax rate of 10% applicable to the Immutep subsidiary in France for fiscal year 2024, 2023 and 2022.
**	Income tax expense relates to tax payable for the Immutep subsidiary in the United States.

	Consolidated
	June 30, 2024	June 30, 2023	June 30, 2022
	A$	A$	A$
Deferred tax assets for tax losses not recognised comprises:
Unused tax losses for which no deferred tax asset has been recognized	310,330,626	221,070,595	206,764,587

Total deferred tax assets for tax losses not recognized	58,586,607	42,042,046	43,688,958

The above potential
 tax benefit for tax losses has not been
recognized
in the consolidated balance sheet as the recovery of this benefit is not probable. There is no expiration date for the tax losses carried forward. The estimated amount of cumulative tax losses at June 30, 2024 was $
310,330,626
(2023: $
221,070,595
,

2022: 206,764,587).
Utilization
of these tax losses is dependent on the parent entity and its subsidiaries satisfying certain tests at the time the losses are recouped and in generating future taxable profits
against
which to utilize the losses.